Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 15.8%
46,517	(1)	Canada Goose Holdings, Inc.	$1,214,094	0.9
7,813	(1)	Cavco Industries, Inc.	2,130,058	1.6
6,226	(1)	CROCS, Inc.	521,303	0.4
27,167	(1)	Gentherm, Inc.	2,304,848	1.7
35,032		Kontoor Brands, Inc.	1,735,485	1.3
87,091	(1)	Lindblad Expeditions Holdings, Inc.	1,544,124	1.1
75,176	(1)	Liquidity Services, Inc.	1,295,283	1.0
42,500	(1)	Planet Fitness, Inc.	3,596,775	2.6
20,689	(1)	Revolve Group, Inc.	981,279	0.7
19,396	(1)	Shake Shack, Inc.	1,449,269	1.1
32,343	(1)	Skyline Champion Corp.	2,174,743	1.6
25,987		Texas Roadhouse, Inc.	2,466,426	1.8
			21,413,687	15.8

		Energy: 0.8%
20,615		Matador Resources Co.	1,022,504	0.8

		Financials: 8.2%
62,155	(1)	Focus Financial Partners, Inc.	3,110,236	2.3
46,507		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,201,641	1.6
23,910		HCI Group, Inc.	1,488,637	1.1
5,103		Kinsale Capital Group, Inc.	1,070,405	0.8
13,508		Western Alliance Bancorp.	1,266,240	0.9
19,824		Wintrust Financial Corp.	1,969,713	1.5
			11,106,872	8.2

		Health Care: 16.5%
19,043	(1)	Alkermes PLC	473,409	0.4
7,290	(1)	Apellis Pharmaceuticals, Inc.	310,044	0.2
12,177	(1)	Arrowhead Pharmaceuticals, Inc.	535,788	0.4
5,073	(1)	Arvinas, Inc.	328,781	0.2
23,386	(1)	Axonics, Inc.	1,327,389	1.0
4,446	(1),(2)	Beam Therapeutics, Inc.	348,344	0.3
5,280	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	626,789	0.5
3,385		Bio-Techne Corp.	1,419,703	1.1
6,872	(1)	Blueprint Medicines Corp.	416,099	0.3
5,082	(1)	CareDx, Inc.	195,047	0.1
10,530	(1)	Denali Therapeutics, Inc.	342,857	0.3
17,484	(1),(2)	Establishment Labs Holdings, Inc.	1,056,558	0.8
9,453	(1)	Fate Therapeutics, Inc.	326,601	0.2
16,113	(1)	Halozyme Therapeutics, Inc.	571,528	0.4
7,582	(1)	ICON PLC	1,804,592	1.3
6,134	(1)	Intellia Therapeutics, Inc.	606,346	0.5
8,233	(1)	Intra-Cellular Therapies, Inc.	456,767	0.3
28,463		LeMaitre Vascular, Inc.	1,351,139	1.0
21,370	(1)	LHC Group, Inc.	2,909,953	2.1
10,723	(1)	ModivCare, Inc.	1,265,314	0.9
20,449	(1)	Natera, Inc.	1,344,522	1.0
35,186	(1)	Pacira BioSciences, Inc.	2,346,554	1.7
37,654	(1)	Progyny, Inc.	1,482,061	1.1
8,955	(1)	PTC Therapeutics, Inc.	314,500	0.2
5,421	(1)	Twist Bioscience Corp.	303,251	0.2
			22,463,936	16.5

		Industrials: 25.0%
33,483	(1)	ASGN, Inc.	3,709,582	2.7
9,411	(1)	CACI International, Inc.	2,633,104	1.9
39,024	(1)	Casella Waste Systems, Inc.	2,942,410	2.2
17,641	(1)	Chart Industries, Inc.	2,547,360	1.9
18,860	(1)	Clean Harbors, Inc.	1,799,810	1.3
51,937		Columbus McKinnon Corp.	2,370,405	1.8
52,842		H&E Equipment Services, Inc.	2,206,682	1.6
30,188	(1)	Kirby Corp.	1,966,748	1.5
13,776		Quanta Services, Inc.	1,500,757	1.1
31,571		Shyft Group, Inc./The	1,275,784	0.9
37,492		Spirit Aerosystems Holdings, Inc.	1,874,600	1.4
61,483	(1)	Sterling Construction Co., Inc.	1,815,593	1.3
30,570		TFI International, Inc.	3,188,145	2.4
4,782	(1)	Trex Co., Inc.	439,179	0.3
6,732	(1)	Vicor Corp.	503,352	0.4
89,065	(1)	WillScot Mobile Mini Holdings Corp.	3,164,479	2.3
			33,937,990	25.0

		Information Technology: 27.1%
65,249	(1)	Cohu, Inc.	2,034,464	1.5
10,066	(1)	CyberArk Software Ltd.	1,712,629	1.3
18,542	(1)	Diodes, Inc.	1,661,178	1.2
16,754	(1)	ExlService Holdings, Inc.	2,023,716	1.5
29,333	(1)	Fabrinet	2,937,113	2.2
60,532		Genpact Ltd.	2,532,659	1.9
67,031	(1)	I3 Verticals, Inc.	1,769,619	1.3
147,387	(1),(2)	indie Semiconductor, Inc.	1,156,988	0.8
19,764		Kulicke & Soffa Industries, Inc.	1,032,471	0.8
9,654		Littelfuse, Inc.	2,492,759	1.8
20,992		MAXIMUS, Inc.	1,655,429	1.2
8,545		MKS Instruments, Inc.	1,286,877	0.9
31,481	(1)	Onto Innovation, Inc.	2,713,977	2.0
13,948	(1)	Rapid7, Inc.	1,443,060	1.1
9,434	(1)	SiTime Corp.	1,906,989	1.4
78,484	(1)	Tower Semiconductor Ltd.	3,676,975	2.7
134,117	(1)	Viavi Solutions, Inc.	2,199,519	1.6
31,656	(1)	WNS Holdings Ltd. ADR	2,615,735	1.9
			36,852,157	27.1

		Materials: 3.9%
48,457	(1)	Aspen Aerogels, Inc.	1,434,327	1.1
85,252		Element Solutions, Inc.	2,095,494	1.5

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
18,653	Innospec, Inc.	$1,781,362	1.3
		5,311,183	3.9

	Total Common Stock
	(Cost $131,306,137)	132,108,329	97.3

EXCHANGE-TRADED FUNDS: 1.2%
17,623	SPDR S&P Biotech ETF	1,583,074	1.2

	Total Exchange-Traded Funds
	(Cost $1,620,647)	1,583,074	1.2

	Total Long-Term Investments
	(Cost $132,926,784)	133,691,403	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Repurchase Agreements: 1.6%
1,000,000	(3) Bank of America Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-4.500%, Market Value plus accrued interest $1,020,000, due 02/01/32-03/01/52)	1,000,000	0.7
146,354	(3) Citigroup, Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $146,354, collateralized by various U.S. Government Securities, 0.000%-2.875%, Market Value plus accrued interest $149,281, due 03/03/22-02/15/52)	146,354	0.1
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,020,000, due 03/24/22-01/01/60)	1,000,000	0.8

	Total Repurchase Agreements
	(Cost $2,146,354)	2,146,354	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
2,602,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $2,602,000)	2,602,000	1.9

	Total Short-Term Investments
	(Cost $4,748,354)	4,748,354	3.5

	Total Investments in Securities (Cost $137,675,138)	$138,439,757	102.0
	Liabilities in Excess of Other Assets	(2,660,464)	(2.0)
	Net Assets	$135,779,293	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2022.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Common Stock*	$132,108,329	$–	$–	$132,108,329
Exchange-Traded Funds	1,583,074	–	–	1,583,074
Short-Term Investments	2,602,000	2,146,354	–	4,748,354
Total Investments, at fair value	$136,293,403	$2,146,354	$–	$138,439,757

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $142,588,401.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,505,741
Gross Unrealized Depreciation	(9,654,385)

Net Unrealized Depreciation	$(4,148,644)